Feb. 04, 2021

LEGG MASON PARTNERS EQUITY TRUST
SUPPLEMENT DATED FEBRUARY 4, 2021
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
OF EACH FUND LISTED IN SCHEDULE A

1)	The following is added to the section entitled “Principal investment strategies,” in each Fund’s Summary Prospectus and Statutory Prospectus:
The fund may invest up to 20% of its net assets (at the time of investment) in foreign securities.

2)	The following is added to the section entitled “Principal risks,” in each Fund’s Summary Prospectus and Statutory Prospectus:
Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability.

3)	The following replaces the first sentence of the section entitled “More on the fund’s investment strategies, investments and risks — Foreign investments” in each Fund’s Statutory Prospectus:
The fund may invest up to 20% of its net assets (at the time of investment) in foreign securities.

4)
The following replaces the third bullet in the section entitled “Investment Policies — Investment Objectives and Strategies — ClearBridge Large Cap Growth Fund” in ClearBridge Large Cap Growth Fund’s SAI:

The Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities, either directly or through depositary receipts.

5)	The following replaces the fourth bullet in the section entitled “Investment Policies — Investment Objectives and Strategies — Small Cap Value Fund” in ClearBridge Small Cap Value Fund’s SAI:
The Fund may invest up to 20% of its net assets (at the time of investment) in foreign securities, either directly or through depositary receipts.
SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Large Cap Growth Fund	March 31, 2020
ClearBridge Small Cap Value Fund	January 29, 2021